STAFF COSTS - Narrative (Details) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 06, 2025 USD ($) equityInstrument kr / shares	Jun. 30, 2025 USD ($) employee	Jun. 30, 2024 USD ($) employee	Jun. 30, 2025 USD ($) employee	Jun. 30, 2024 USD ($) employee	Dec. 31, 2024 USD ($) equityInstrument employee	Dec. 31, 2024 employee kr / shares
Disclosure Of Employee Benefits [Line Items]
Number of seafarers for which staff costs included in operating expenses | employee				107	109	109
Number of seafarers | employee		3,798	3,291	3,798	3,291	3,677	3,677
Number of seafarers on short term contracts | employee				1,780	1,668	1,721
Total staff costs		$ 22.1	$ 21.4	$ 45.3	$ 45.3	$ 86.9
Aggregate compensation paid				9.2	9.2	18.4
Operating expenses
Disclosure Of Employee Benefits [Line Items]
Total seafarers costs included in operating expenses				75.3	68.6	141.4
Total wages for seafarers on short term contracts				70.4	63.7	131.8
Total staff costs		$ 2.5	2.6	$ 4.9	4.9	$ 9.6
RSU grant in 2025
Disclosure Of Employee Benefits [Line Items]
Granted during the period (in shares) | equityInstrument	1,326,087
Vesting requirements	3 years
Weighted average exercise price of other equity instruments granted (in DKK per share) | kr / shares	kr 162.4
Exercise period of RSUs	360 days
Weighted average fair value at measurement date, other equity instruments granted	kr 3.3
Average remaining contractual life				1 year 6 months
RSU grant in 2025 | Chief Executive Officer
Disclosure Of Employee Benefits [Line Items]
Granted during the period (in shares) | equityInstrument	255,200
Weighted average fair value at measurement date, other equity instruments granted	kr 0.7
RSU grant in 2024
Disclosure Of Employee Benefits [Line Items]
Granted during the period (in shares) | equityInstrument						1,214,986
Weighted average exercise price of other equity instruments granted (in DKK per share) | kr / shares							kr 258.4
Weighted average fair value at measurement date, other equity instruments granted			$ 8.1		$ 8.1
Average remaining contractual life					1 year 6 months	1 year 6 months